ORGANIZATION AND DESCRIPTION OF OUR BUSINESS - Narrative (Details)	Mar. 30, 2020 USD ($) agreement $ / shares shares	Dec. 31, 2020 USD ($)	Jul. 29, 2020
Disclosure of corporate information [line items]
Class A shares to limited partner units, conversion ratio | shares	0.11111
Exchangeable shares issued as a result of the Holding LP Distribution, Brookfield (in shares) | shares	13,700,000
Exchangeable shares issued as a result of the Holding LP Distribution, Partnership (in shares) | shares	32,600,000
Percentage of issued and outstanding exchangeable shares held by holders of units	70.40%
Percentage of issued and outstanding exchangeable shares held by Brookfield	29.60%		19.30%
Percentage of voting interest in company	82.40%
Credit facility, maximum borrowing capacity		$ 1,000,000,000
Equity commitment from parent	$ 1,000,000,000
Class C exchangeable shares, conversion ratio (in shares) | shares	1
Exchangeable shares listing term	5 years
Preferred shares (in dollars per share) | $ / shares	$ 25.00
Subsidiaries
Disclosure of corporate information [line items]
Percentage of voting interest in company	75.00%
Holders of exchangeable shares
Disclosure of corporate information [line items]
Percentage of voting interest in company	25.00%
Brookfield Infrastructure Partners L.P
Disclosure of corporate information [line items]
Percentage of voting interest in company	7.40%
Holders of exchangeable shares, excluding Parent
Disclosure of corporate information [line items]
Percentage of voting interest in company	17.60%
Senior Unsecured Revolving Credit Facility
Disclosure of corporate information [line items]
Number of credit agreements | agreement	2
Borrowings maturity, term	10 years
Credit facility, maximum borrowing capacity	$ 1,000,000,000
Senior Unsecured Revolving Credit Facility | Subsidiaries
Disclosure of corporate information [line items]
Credit facility, maximum borrowing capacity	1,000,000,000
Senior Unsecured Revolving Credit Facility | Brookfield Infrastructure Partners L.P
Disclosure of corporate information [line items]
Credit facility, maximum borrowing capacity	$ 1,000,000,000